Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2022
Contributed Equity [Abstract]
Summary of Contributed Equity

	June 30, 2022	June 30, 2021	June 30, 2020
	US$	US$	US$
(a) Ordinary shares
Issued and fully paid at June 30	235,277,217	234,147,526	113,852,364
Movement in ordinary shares:
Opening balance	234,147,526	113,852,364	80,331,016
Issue of shares on exercise of options granted under the LTIP	1,129,691	3,271,542	284,828
Issue of shares on Nasdaq listing net of issuance cost $10,126,959	—	105,477,591	—
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412	—	11,546,029	—
Transfer from option reserve	—	—	—
	235,277,217	234,147,526	113,852,364
Ordinary shares on issue:	No:	No:	No:
Opening balance	351,003,541	269,157,769	249,414,839
Issue of shares on exercise of options granted under the LTIP	1,149,001	5,845,804	—
Issues of shares on Nasdaq listing	—	68,506,400	—
Issue of share on exercise of pre-funded warrants	—	7,493,568	—
	352,152,542	351,003,541	269,157,769

	June 30, 2022	June 30, 2021	June 30, 2020
	US$	US$	US$
(b) Pre-funded warrants
Movement in pre-funded warrants:
Opening balance	—	—	—
Issue of pre-funded warrants in a US initial public offering	—	12,645,441	—
Cost of issue of pre-funded warrants	—	(1,099,412)	—
Issue of shares on exercise of pre-funded warrants	—	(11,546,029)	—
	—	—	—
Pre-funded warrants on issue:	No:	No:	No:
Opening balance	—	—	—
Issue of pre-funded warrants in a US Initial public offering	—	7,493,600	—
Exercise of pre-funded warrants	—	(7,493,568)	—
Forfeiture on exercise	—	(32)	—
	—	—	—